LOANS - Interest income by portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total interest income	$ 26,534,115	$ 17,559,516	$ 11,882,144
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Total interest income	14,497,926	8,608,592	4,698,563
Loans to consumers [member]
Disclosure of financial assets [line items]
Total interest income	9,208,508	7,048,747	5,890,691
Mortgage [member]
Disclosure of financial assets [line items]
Total interest income	1,687,962	1,349,898	1,080,022
Microcredit [member]
Disclosure of financial assets [line items]
Total interest income	71,352	64,582	77,880
Repos, interbank loans portfolio [member]
Disclosure of financial assets [line items]
Total interest income	$ 1,068,367	$ 487,697	$ 134,988